Schedule of Property Plant Equipment and Forestlands (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land and land improvements		$ 250	$ 255
Buildings and leasehold improvements		756	761
Machinery and other		5,145	5,030
Property, plant and equipment, gross, total		6,151	6,046
Less: accumulated depreciation	(3,660)	(3,579)	(3,414)
Property, plant and equipment gross, after accumulated depreciation		2,572	2,632
Forestlands		352	328
Construction-in-progress		518	199
Property, plant, equipment and forestlands, net, total	$ 3,507	$ 3,442	$ 3,159